Deposits and Subordinated Debt - Summary of Maturity Schedule for Deposits Greater than One Hundred Thousand Dollars Booked in Canada (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 1,017,834	$ 976,202
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	642,050	620,858
Canada | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	273,963	259,670
Canada | Less than 3 months | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	51,867	51,591
Canada | 3 to 6 months | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	37,203	32,105
Canada | 6 to 12 months | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	53,520	56,129
Canada | Over 12 months | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 131,373	$ 119,845